Retirement And Other Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Retirement And Other Benefit Plans [Abstract]
Accrued benefit liability related to other postretirement benefit obligations	$ 0.8	$ 0.8